Loans and Allowance for Credit Losses (Tables)	12 Months Ended
Dec. 31, 2023
Receivables [Abstract]
Schedule of Classification of Loans

The classification of loans at December 31, 2023 and 2022 is as follows:

	In Thousands
	2023	2022
Residential 1-4 family real estate	$959,218	$854,970
Commercial and multi-family real estate	1,313,284	1,064,297
Construction, land development and farmland	901,336	879,528
Commercial, industrial and agricultural	127,659	124,603
1-4 family equity lines of credit	202,731	151,032
Consumer and other	104,373	93,332
Total loans before net deferred loan fees	3,608,601	3,167,762
Net deferred loan fees	(13,078)	(14,153)
Total loans	3,595,523	3,153,609
Less: Allowance for credit losses	(44,848)	(39,813)
Net loans	$3,550,675	3,113,796

Schedule of Loans on Nonaccrual Status

Loans on Nonaccrual Status

In Thousands
	2023	2022
Residential 1-4 family real estate	$—	$—
Commercial and multi-family real estate	—	—
Construction, land development and farmland	—	—
Commercial, industrial and agricultural	—	—
1-4 family equity lines of credit	—	—
Consumer and other	—	—
Total	$—	$—

Schedule of Credit Quality Indicators

The following table presents loan balances classified within each risk rating category by primary loan type and based on year of origination as well as current period gross charge-offs by primary loan type and based on year of origination as of December 31, 2023.

	In Thousands
							Revolving
	2023	2022	2021	2020	2019	Prior	Loans	Total
December 31, 2023
Residential 1-4 family real estate:
Pass	$165,655	297,535	239,035	89,563	56,092	90,119	16,585	954,584
Special mention	76	859	225	876	137	1,558	—	3,731
Substandard	—	—	—	—	128	775	—	903
Total Residential 1-4 family real estate	$165,731	298,394	239,260	90,439	56,357	92,452	16,585	959,218
Residential 1-4 family real estate:
Current-period gross charge-offs	$—	—	—	—	—	—	—	—
Commercial and multi-family real estate:
Pass	$103,050	321,767	378,418	143,178	91,640	217,645	57,320	1,313,018
Special mention	—	—	155	—	—	31	—	186
Substandard	—	—	—	—	—	80	—	80
Total Commercial and multi-family real estate	$103,050	321,767	378,573	143,178	91,640	217,756	57,320	1,313,284
Commercial and multi-family real estate:
Current-period gross charge-offs	$—	—	—	—	—	—	—	—
Construction, land development and farmland:
Pass	$231,337	306,056	99,456	26,710	7,586	10,141	219,999	901,285
Special mention	—	—	—	—	—	51	—	51
Substandard	—	—	—	—	—	—	—	—
Total Construction, land development and farmland	$231,337	306,056	99,456	26,710	7,586	10,192	219,999	901,336
Construction, land development and farmland:
Current-period gross charge-offs	$—	—	—	—	—	—	—	—
Commercial, industrial and agricultural:
Pass	$16,811	34,507	7,460	12,272	17,066	7,593	31,832	127,541
Special mention	93	7	6	—	—	—	12	118
Substandard	—	—	—	—	—	—	—	—
Total Commercial, industrial and agricultural	$16,904	34,514	7,466	12,272	17,066	7,593	31,844	127,659
Commercial, industrial and agricultural:
Current-period gross charge-offs	$—	30	—	—	—	—	—	30
1-4 family equity lines of credit:
Pass	$—	—	—	—	—	—	202,189	202,189
Special mention	—	—	—	—	—	—	404	404
Substandard	—	—	—	—	—	—	138	138
Total 1-4 family equity lines of credit	$—	—	—	—	—	—	202,731	202,731
1-4 family equity lines of credit:
Current-period gross charge-offs	$—	—	—	—	—	—	—	—
Consumer and other:
Pass	$27,998	15,511	5,331	14,497	4,728	6,381	29,638	104,084
Special mention	4	52	57	7	—	—	—	120
Substandard	51	106	—	11	—	1	—	169
Total Consumer and other	$28,053	15,669	5,388	14,515	4,728	6,382	29,638	104,373
Consumer and other:
Current-period gross charge-offs	$1,843	213	98	22	—	—	151	2,328

The following table presents loan balances classified within each risk rating category based on year of origination as of December 31, 2023.

	In Thousands
	2023	2022	2021	2020	2019	Prior	Revolving Loans	Total
December 31, 2023
Pass	$544,851	975,376	729,700	286,220	177,112	331,879	557,563	3,602,701
Special mention	173	918	443	883	137	1,640	416	4,610
Substandard	51	106	—	11	128	856	138	1,290
Total	$545,075	976,400	730,143	287,114	177,377	334,375	558,117	3,608,601
he following table presents loan balances classified within each risk rating category by primary loan type and based on year of origination as well as current period gross charge-offs by primary loan type and based on year of origination as of December 31, 2022.

	In Thousands

	2022	2021	2020	2019	2018	Prior	Revolving Loans	Total
December 31, 2022
Residential 1-4 family real estate:
Pass	$290,315	262,690	106,107	61,984	29,526	81,229	17,751	849,602
Special mention	245	300	885	62	115	1,955	349	3,911
Substandard	—	—	—	131	—	1,326	—	1,457
Total Residential 1-4 family real estate	$290,560	262,990	106,992	62,177	29,641	84,510	18,100	854,970
Residential 1-4 family real estate:
Current-period gross charge-offs	$—	—	—	—	—	8	—	8
Commercial and multi-family real estate:
Pass	$271,403	246,265	161,326	107,908	74,494	166,267	36,342	1,064,005
Special mention	—	—	162	—	—	40	—	202
Substandard	—	—	—	—	—	90	—	90
Total Commercial and multi- family real estate	$271,403	246,265	161,488	107,908	74,494	166,397	36,342	1,064,297
Commercial and multi-family real estate:
Current-period gross charge-offs	$—	—	—	—	—	—	—	—
Construction, land development and farmland:
Pass	$364,681	237,051	90,341	9,648	5,212	9,445	163,076	879,454
Special mention	—	—	—	—	—	60	—	60
Substandard	—	—	—	—	—	14	—	14
Total Construction, land development and farmland	$364,681	237,051	90,341	9,648	5,212	9,519	163,076	879,528
Construction, land development and farmland:
Current-period gross charge-offs	$—	—	—	—	—	1	—	1
Commercial, industrial and agricultural:
Pass	$39,222	10,812	15,743	20,441	5,062	4,641	28,567	124,488
Special mention	7	44	17	—	—	47	—	115
Substandard	—	—	—	—	—	—	—	—
Total Commercial, industrial and agricultural	$39,229	10,856	15,760	20,441	5,062	4,688	28,567	124,603
Commercial, industrial and agricultural:
Current-period gross charge-offs	$21	—	—	—	—	—	—	21
1-4 family equity lines of credit:
Pass	$—	—	—	—	—	—	150,849	150,849
Special mention	—	—	—	—	—	—	67	67
Substandard	—	—	—	—	—	—	116	116
Total 1-4 family equity lines of credit	$—	—	—	—	—	—	151,032	151,032
1-4 family equity lines of credit:
Current-period gross charge-offs	$—	—	—	—	—	—	—	—
Consumer and other:
Pass	$28,487	11,163	18,075	5,995	345	6,757	22,166	92,988
Special mention	74	130	20	2	—	—	—	226
Substandard	74	19	13	—	11	1	—	118
Total Consumer and other	$28,635	11,312	18,108	5,997	356	6,758	22,166	93,332
Consumer and other:
Current-period gross charge-offs	$66	74	41	1	—	—	1,345	1,527

The following table presents loan balances classified within each risk rating category based on year of origination as of December 31, 2022.

	In Thousands
	2022	2021	2020	2019	2018	Prior	Revolving Loans	Total
December 31, 2022
Pass	$994,108	767,981	391,592	205,976	114,639	268,339	418,751	3,161,386
Special mention	326	474	1,084	64	115	2,102	416	4,581
Substandard	74	19	13	131	11	1,431	116	1,795
Total	$994,508	768,474	392,689	206,171	114,765	271,872	419,283	3,167,762

Schedule of Age Analysis of Past Due Loans

Age Analysis of Past Due Loans

	In Thousands
	30-59 Days Past Due	60-89 Days Past Due	Nonaccrual and Greater Than 89 Days	Total Nonaccrual and Past Due	Current	Total Loans	Recorded Investment Greater Than 89 Days and Accruing
December 31, 2023
Residential 1-4 family real estate	$1,544	552	1,178	3,274	955,944	959,218	$1,178
Commercial and multi-family real estate	5,846	—	—	5,846	1,307,438	1,313,284	—
Construction, land development and farmland	2,959	1	—	2,960	898,376	901,336	—
Commercial, industrial and agricultural	52	—	7	59	127,600	127,659	7
1-4 family equity lines of credit	571	209	106	886	201,845	202,731	106
Consumer and other	350	78	118	546	103,827	104,373	118
Total	$11,322	840	1,409	13,571	3,595,030	3,608,601	$1,409
December 31, 2022
Residential 1-4 family real estate	$2,046	1,080	426	3,552	851,418	854,970	$426
Commercial and multi-family real estate	397	1,626	400	2,423	1,061,874	1,064,297	400
Construction, land development and farmland	591	—	—	591	878,937	879,528	—
Commercial, industrial and agricultural	49	62	—	111	124,492	124,603	—
1-4 family equity lines of credit	74	77	—	151	150,881	151,032	—
Consumer and other	403	184	43	630	92,702	93,332	43
Total	$3,560	3,029	869	7,458	3,160,304	3,167,762	$869

Summary of Transactions in Allowance for Credit Losses

Transactions in the allowance for credit losses for the years ended December 31, 2023 and 2022 are summarized as follows:

	In Thousands
	Residential 1-4 Family Real Estate	Commercial and Multi-family Real Estate	Construction, Land Development and Farmland	Commercial, Industrial and Agricultural	1-4 family Equity Lines of Credit	Consumer and Other	Total
December 31, 2023
Allowance for credit losses - loans:
Beginning balance	$7,310	15,299	13,305	1,437	1,170	1,292	39,813
Provision	1,435	2,123	702	125	639	1,276	6,300
Charge-offs	—	—	—	(30)	—	(2,328)	(2,358)
Recoveries	20	—	20	1	—	1,052	1,093
Ending balance	$8,765	17,422	14,027	1,533	1,809	1,292	44,848

	In Thousands
	Residential 1-4 Family Real Estate	Commercial and Multi-family Real Estate	Construction, Land Development and Farmland	Commercial, Industrial and Agricultural	1-4 family Equity Lines of Credit	Consumer and Other	Total
December 31, 2022
Allowance for credit losses - loans:
Beginning balance	$9,242	16,846	9,757	1,329	1098	1,360	39,632
Impact of adopting ASC 326	(3,393)	(3,433)	(266)	219	(324)	(367)	(7,564)
Provision	1,353	1,886	3,795	(117)	396	1,343	8,656
Charge-offs	(8)	—	(1)	(21)	—	(1,527)	(1,557)
Recoveries	116	—	20	27	—	483	646
Ending balance	$7,310	15,299	13,305	1,437	1,170	1,292	39,813

The following tables detail the allowance for loan losses and recorded investment in loans by loan classification and by impairment evaluation method as of December 31, 2021, as determined in accordance with ASC 310 prior to the adoption of ASC 326:

	In Thousands
	Residential 1-4 Family Real Estate	Commercial and Multi-family Real Estate	Construction, Land Development and Farmland	Commercial, Industrial and Agricultural	1-4 family Equity Lines of Credit	Consumer and Other	Total
December 31, 2021
Allowance for loan losses:
Beginning balance	$8,203	18,343	8,090	1,391	997	1,515	38,539
Provision	971	(1,497)	1,296	(35)	101	307	1,143
Charge-offs	—	—	(23)	(33)	—	(992)	(1,048)
Recoveries	68	—	394	6	—	530	998
Ending balance	$9,242	16,846	9,757	1,329	1,098	1,360	39,632
Ending balance individually evaluated for impairment	—	—	—	—	—	—	—
Ending balance collectively evaluated for impairment	$9,242	16,846	9,757	1,329	1,098	1,360	39,632
Loans:
Ending balance	$689,579	908,673	612,659	118,155	92,229	74,643	2,495,938
Ending balance individually evaluated for impairment	$134	531	—	—	—	—	665
Ending balance collectively evaluated for impairment	$689,445	908,142	612,659	118,155	92,229	74,643	2,495,273

Schedule of Amortized Cost Basis of Collateral Dependent Loans

The following tables present the amortized cost basis of collateral dependent loans at December 31, 2023 and December 31, 2022 which are individually evaluated to determine expected credit losses:

	In Thousands
	Real Estate	Other	Total
December 31, 2023
Residential 1-4 family real estate	$1,949	—	1,949
Commercial and multi-family real estate	2,889	—	2,889
Construction, land development and farmland	—	—	—
Commercial, industrial and agricultural	—	—	—
1-4 family equity lines of credit	—	—	—
Consumer and other	—	—	—
	$4,838	—	4,838

	In Thousands
	Real Estate	Other	Total
December 31, 2022
Residential 1-4 family real estate	$130	—	130
Commercial and multi-family real estate	508	—	508
Construction, land development and farmland	—	—	—
Commercial, industrial and agricultural	—	—	—
1-4 family equity lines of credit	—	—	—
Consumer and other	—	—	—
	$638	—	638

Modified Financing Receivables

	(In Thousands)
	Principal Forgiveness	Payment Delay	Term Extension	Interest Rate Reduction	Combination Term Extension and Principal Forgiveness	Combination Term Extension and Interest Rate Reduction	Total Class of Financing Receivable
Residential 1-4 family real estate	$—	$947	$—	$—	$—	$—	0.10%
Commercial and multi-family real estate	—	2,406	—	—	—	—	0.18%
Construction, land development and farmland	—	—	—	—	—	—	—%
Commercial, industrial and agricultural	—	—	93	—	—	—	0.07%
1-4 family equity lines of credit	—	—	—	—	—	—	—%
Consumer and other	—	—	—	—	—	—	—%
Total	$—	$3,353	$93	$—	$—	$—	0.10%

In Thousands
December 31, 2023	30-59 Days Past Due	60-89 Days Past Due	Greater Than 89 Days Past Due	Total Past Due
Residential 1-4 family real estate	$—	$—	$—	$—
Commercial and multi-family real estate	—	—	—	—
Construction, land development and farmland	—	—	—	—
Commercial, industrial and agricultural	—	—	—	—
1-4 family equity lines of credit	—	—	—	—
Consumer and other	—	—	—	—
Total	$—	$—	$—	$—

Twelve Months Ended December 31, 2023	Principal Forgiveness	Weighted-Average Interest Rate Reduction	Weighted-Average Months of Term Extension
Residential 1-4 family real estate	$—	—%	—
Commercial and multi-family real estate	—	—	—
Construction, land development and farmland	—	—	—
Commercial, industrial and agricultural	—	—	37
1-4 family equity lines of credit	—	—	—
Consumer and other	—	—	—
Total	$—	—%	37

In Thousands
Twelve Months Ended December 31, 2023	Principal Forgiveness	Payment Delay	Term Extension	Interest Rate Reduction
Residential 1-4 family real estate	$—	$—	$—	$—
Commercial and multi-family real estate	—	—	—	—
Construction, land development and farmland	—	—	—	—
Commercial, industrial and agricultural	—	—	—	—
1-4 family equity lines of credit	—	—	—	—
Consumer and other	—	—	—	—
Total	$—	$—	$—	$—

Summary of Carrying Balances of TDRs

The following table summarizes the carrying balances of TDRs at December 31, 2022 (dollars in thousands):

2022
Performing TDRs	$778
Nonperforming TDRs	150
Total TDRs	$928

The following table outlines the amount of each TDR categorized by loan classification for the years ended December 31, 2022 and 2021 (dollars in thousands):

	December 31, 2022			December 31, 2021
	Number of Loans	Pre Modification Outstanding Recorded Investment	Post Modification Outstanding Recorded Investment, Net of Related Allowance	Number of Loans	Pre Modification Outstanding Recorded Investment	Post Modification Outstanding Recorded Investment, Net of Related Allowance
Residential 1-4 family real estate	—	$—	$—	—	$—	$—
Commercial and multi-family real estate	—	—	—	—	—	—
Construction, land development and farmland	—	—	—	—	—	—
Commercial, industrial and agricultural	—	—	—	—	—	—
1-4 family equity lines of credit	—	—	—	—	—	—
Consumer and other	—	—	—	—	—	—
Total	—	$—	$—	—	$—	$—

Schedule of Analysis of Activity with Respect to Loans to Related Parties

An analysis of the activity with respect to such loans to related parties is as follows:

	In Thousands
	December 31,
	2023	2022
Balance, January 1	$6,859	$5,725
New loans and renewals during the year	9,860	13,379
Repayments (including loans paid by renewal) during the year	(8,951)	(12,245)
Balance, December 31	$7,768	$6,859